SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18 - SUBSEQUENT EVENTS

On March 6, 2017, subsequent to the balance sheet date, TAT’s board of directors approved the grant of 30,000 options, at an exercise price of $8.9 per share, to senior executives.